Annual Total Returns- Vanguard Intermediate-Term Investment-Grade Fund (Retail) [BarChart] - Retail - Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.52%	9.14%	(1.37%)	5.81%	1.53%	3.83%	4.15%	(0.57%)	10.38%	10.31%